SHORT-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2018
SHORT-TERM AND LONG-TERM DEBT [Abstract]
Schedule of Short-Term Debt

As at	December 31, 2018	December 31, 2017
Bank indebtedness (a)	$0.2	$6.2
US$150 million operating facility (b)	—	31.7
$25 million operating facility (c)	—	8.9
Commercial paper (d)	1,145.2	—
Project financing	64.5	—
	$1,209.9	$46.8
(a)

Bank indebtedness bears interest at the lender's prime rate or at the interest rate applicable to bankers' acceptances. The prime lending rate at December 31, 2018 was 3.95 percent (December 31, 2017 – 3.2 percent).

(b)

As at December 31, 2018, SEMCO held a US$150 million (December 31, 2017 - US$150.0 million) unsecured revolving operating credit facility with a Canadian chartered bank with a maturity date of December 20, 2023. Draws on the facility can be by way of U.S. base-rate loans, letters of credit and LIBOR loans. Letters of credit outstanding under this facility as at December 31, 2018 were $0.7 million (December 31, 2017 - $0.6 million).

(c)	Upon completion of the ACI IPO, the operating facility was transferred to ACI.
(d)

WGL and Washington Gas use short-term debt in the form of commercial paper or unsecured short-term bank loans to fund seasonal cash requirements. Revolving committed credit facilities are maintained in an amount equal to or greater than the expected maximum commercial paper position.